Other Operating Gains (Losses), Net (Details) - Schedule of other operating gains (losses), net - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating gains (losses), net [Abstract]
Loss on disposal of assets	$ (848)	$ (215)	$ (862)
C-band clearing proceeds	108,463
Other operating gains (losses), net	$ 107,615	$ (215)	$ (862)